Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings (loss) per share

	For the years ended
	December 31, 2024	December 31, 2023
Net earnings	$284.3	$210.0
Weighted average number of common shares outstanding (in thousands)	408,165	395,509
Basic earnings per share	$0.70	$0.53

Dilutive effect of potential common share equivalents (in thousands)	2,381	2,560

Diluted weighted average number of common shares outstanding (in thousands)	410,546	398,069
Diluted earnings per share	$0.69	$0.53

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2024	December 31, 2023
Stock options	5	4